Consolidated Statement of Changes in Stockholders' Equity (Deficiency) (Parentheticals)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Issuance of units/warrants at net of cash issue costs	0.50
CA
Issuance of units/warrants at net of cash issue costs	0.50	0.50
Exercise of broker warrants	0.50
Issuance of units
Issuance of units/warrants at net of cash issue costs		0.80
Placement agent
Issuance of units/warrants at net of cash issue costs		0.80